NATURE OF THE BUSINESS	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
NATURE OF THE BUSINESS
NATURE OF THE BUSINESS

1.NATURE OF THE BUSINESS

Latham Group, Inc. (“the Company”) wholly owns Latham Pool Products, Inc. (“Latham Pool Products”) (together, “Latham”) and is a designer, manufacturer and marketer of in-ground residential swimming pools in North America, Australia and New Zealand. Latham offers a portfolio of pools and related products, including in-ground swimming pools, pool liners and pool covers.

On December 18, 2018, Latham Investment Holdings, LP (“Parent”), an investment fund managed by affiliates of Pamplona Capital Management (the “Sponsor”), Wynnchurch Capital, L.P. and management acquired all of the outstanding equity interests of Latham Topco., Inc., a newly incorporated entity in the State of Delaware. Latham Topco, Inc. changed its name to Latham Group, Inc. on March 3, 2021.

Initial Public Offering, Reorganization and Stock Split

On April 27, 2021, the Company completed its initial public offering (the “IPO”), pursuant to which it issued and sold 23,000,000 shares of common stock, inclusive of 3,000,000 shares sold by the Company pursuant to the full exercise of the underwriters’ option to purchase additional shares. The aggregate net proceeds received by the Company from the IPO were $399.3 million, after deducting underwriting discounts and commissions and other offering costs.

Prior to the closing of the Company’s IPO on April 27, 2021 (the “Closing of the IPO”), the Company’s parent entity, Parent, merged with and into Latham Group, Inc., with Latham Group, Inc. surviving the merger (the “Reorganization”). The purpose of the Reorganization was to allow existing indirect owners of the Company to become direct shareholders of the Company.

In connection with the Reorganization, Class A units of the Parent (the “Class A units”) were converted into shares of the Company’s common stock, and Class B units of the Parent (the “Class B units”) were converted into an economically equivalent number of restricted and unrestricted shares of the Company’s common stock on a pro rata basis. The Reorganization was accounted for as an equity reorganization between entities under common control. As the Class A units were akin to common shares as all holders held economic interest of the Parent and were entitled to distributions on a pro rata basis to their ownership, the conversion of Class A units to common shares as part of the Reorganization was considered to be equivalent to a stock split, which requires retrospective treatment for accounting purposes. Accordingly, all share and per share amounts in these condensed consolidated financial statements and related notes have been retroactively restated, where applicable, to give effect to the conversion ratio applied in connection with the Reorganization.

Class B units were historically accounted for as compensatory arrangements in accordance with ASC 718 “Compensation—Stock Compensation,” akin to stock appreciation rights, that, when vested, would share on the economic appreciation of the equity value of Parent over the agreed hurdles. As a result of the Reorganization, the Company determined that only vested Class B units are considered outstanding for accounting purposes. A portion of the Class B units vest based on continued employment by the holder, or time-vesting units, and the remaining Class B units vest upon defined performance and market conditions, or performance-vesting units. Therefore, the Company has considered any unvested restricted shares as contingently issuable shares until they vest. The conversion of time-vesting Class B units to restricted shares is retrospectively included in the weighted-average common shares outstanding for diluted net income (loss) per share using the treasury stock method for each period in which the individual unit holder’s threshold was met at the reporting date and therefore the individual unit holder would have participated in a hypothetical distribution to the Parent unit holders. The conversion of performance-vesting Class B units to restricted shares is not included in the shares outstanding for diluted net income (loss) per share for any period prior to the Reorganization and IPO as the performance vesting thresholds were not satisfied and the performance units were not considered probable to vest historically.

1.NATURE OF THE BUSINESS

Latham Group, Inc. (“the Company”) wholly owns Latham Pool Products, Inc. (“Latham Pool Products”) (together, “Latham”) and a designer, manufacturer and marketer of in-ground residential swimming pools in North America, Australia and New Zealand. Latham offers a portfolio of pools and related products, including in-ground swimming pools, pool liners and pool covers.

On December 18, 2018, Latham Investment Holdings, LP (“Parent”), an investment fund managed by affiliates of Pamplona Capital Management (the “Sponsor”), Wynnchurch Capital, L.P. and management acquired all of the outstanding equity interests of Latham Topco., Inc. a newly incorporated entity in the State of Delaware. Latham Topco, Inc. changed its name to Latham Group, Inc. on March 3, 2021.

Impact of COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. In response to the COVID-19 pandemic, federal, state and local governments put in place travel restrictions, quarantines, “shelter-in-place” orders, and various other restrictive measures in an attempt to control the spread of the disease. Such restrictions or orders have resulted in, and continue to result in, business closures, work stoppages, slowdowns and delays, among other effects that impact its operations, as well as customer demand and the operations of its suppliers.

Since the onset of the COVID-19 pandemic, the Company has been focused on protecting its employees’ health and safety, meeting its customers’ needs as they navigate an uncertain financial and operating environment, working closely with its suppliers to protect its ongoing business operations and rapidly adjusting its short-, medium- and long-term operational plans to proactively and effectively respond to the current and potential future public health crises.

To mitigate the impact of the COVID-19 pandemic on the Company’s business, it increased frequency and intensity of cleaning of its properties, implemented policies to enable its factory employees to work flexible working hours, shifted its corporate employees to remote work, temporarily stopped hiring, temporarily cut salaries (which cuts the Company has repaid to its employees later in the year) and have greatly reduced travel for its employees. Substantially all of the Company’s plants have remained operational throughout the pandemic and it has not experienced any significant supply issues. The Company did not experience any significant impacts on its liquidity as a result of the COVID-19 pandemic.

Following a slow-down in orders in March and April of 2020 as some of the Company’s dealers shut down during the peak season, the Company saw a sustained increase in demand for its products during 2020.

Although the Company has implemented measures to mitigate the impact of the COVID-19 pandemic on its business, financial condition and results of operations, the Company expects that these measures may not fully mitigate the impact of the COVID-19 pandemic on its business, financial condition and results of operations. The Company cannot predict the degree to, or the period over, which the Company will be affected by the pandemic and resulting governmental and other measures. The global impact of the COVID-19 pandemic continues to rapidly evolve, and the Company will continue to monitor the situation closely.

Stock Split

On April 13, 2021, the Company’s certificate of incorporation was amended and restated. Under the amended and restated certificate of incorporation, the Company has authority to issue 500,000,000 shares of common stock, par value $0.0001 per share. On April 12, 2021, the Company’s board of directors declared and on April 13, 2021, the Company effected a 109,673,709-for-one stock split of its issued and outstanding shares of common stock. Accordingly, all share and per share data included in these consolidated financial statements and notes thereto have been adjusted retroactively to reflect the impact of the amended and restated certificate of incorporation and the stock split.

Reorganization

Prior to the closing of the Company’s IPO on April 27, 2021 (the “Closing of the IPO”), the Company’s parent entity, Parent, merged with and into Latham Group, Inc., The purpose of the Reorganization was to allow existing indirect owners of the Company to become direct shareholders of the Company.

In connection with the Reorganization, Class A units of the Parent (the “Class A units”) were converted into economically equivalent number of shares of the Company’s common stock on a pro rata basis to the individual holders’ ownership, and Class B units of the Parent (the “Class B units”) were converted into an economically equivalent number of restricted and unrestricted shares of the Company’s common stock, based on each individual’s respective equity value, as derived by individual Class B ownership. The Reorganization was accounted for as an equity reorganization between entities under common control.

As the Class A units were akin to common shares as all holders held economic interest of the Parent and were entitled to distributions on a pro rata basis to their respective the individual holders’ ownership, the conversion of Class A units to common shares as part of the Reorganization was considered to be the equivalent to a stock split, which requires retrospective treatment for accounting purposes. Accordingly, all share and per share amounts in these consolidated financial statements and related notes have been retroactively restated, where applicable, for all periods herein, to give effect to the conversion ratio applied in connection with the Reorganization. As a result of the retrospective application of the Reorganization, any transaction between the Company and Parent has been eliminated from these consolidated financial statements as these represent intercompany transactions.

Class B units were historically accounted for as compensatory arrangements in accordance with ASC 718 “Compensation—Stock Compensation,” akin to stock appreciation rights, that when vested would share on the economic appreciation of the equity value of Parent over the agreed hurdles. As a result of the Reorganization, the Company determined that only vested Class B units are considered outstanding for accounting purposes. A portion of the Class B units vest based on continued employment by the holder, or time-vesting units, and the remaining Class B units vest upon defined performance and market conditions, or performance-vesting units. Therefore, the Company has considered any unvested restricted shares as contingentable issuable shares until they vest. The conversion of time-vesting Class B units to restricted shares is retrospectively included in the weighted-average common shares outstanding used to calculate diluted net income (loss) per share using the treasury stock method for each period in which the individual unit holder’s threshold was met at the reporting date and therefore the individual unit holder would have participated in a hypothetical distribution to the Parent unit holders, if dilutive. The conversion of performance-vesting Class B units to restricted shares is not included in the weighted-average shares outstanding used to calculate diluted net income (loss) per share for any period prior to the Reorganization and IPO as the performance vesting thresholds were not satisfied and the performance units were not considered probable to vest historically. Refer to Note 15 for additional details relating to net income (loss) per share.